FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906



September 2, 2009


Filed Via Edgar (CIK #0000872625) .
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      RE:  FRANKLIN STRATEGIC SERIES (Registrant)
           File Nos. 033-39088 and 811-06243

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 1, 2009.

Sincerely yours,

FRANKLIN STRATEGIC SERIES


/s/ David P. Goss
David P. Goss
Vice President

DPG:ac